Segment Reporting (Schedule of Segments) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segments	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segments									4
Segment Reporting
Operating lease income									$ 191,180	$ 211,207	$ 229,672
Interest income									129,153	134,687	122,704
Other income									46,514	49,924	77,583
Land development revenue									88,340	100,216	15,191
Earnings (loss) from equity method investments									77,349	32,153	94,905
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 7,336	$ 3,721	$ 3,633	$ 3,580	$ 6,186	$ 3,483	$ 3,374	$ 2,034	18,270	15,077	13,122
Income from sales of real estate									105,296	93,816	89,943
Total revenue and other earnings									656,102	637,080	643,120
Real estate expense									(137,522)	(146,509)	(162,829)
Land development cost of sales									(62,007)	(67,382)	(12,840)
Other expense									(5,883)	(6,374)	(6,340)
Allocated interest expense									(221,398)	(224,639)	(224,483)
Allocated general and administrative									(73,138)	(69,264)	(74,973)
Segment profit (loss)									156,154	122,912	161,655
(Recovery of) provision for loan losses									(12,514)	36,567	(1,714)
Impairment of assets									14,484	10,524	34,634
Depreciation and amortization									51,660	62,045	70,375
Capitalized expenditures									169,999	183,269	145,238
Real estate, net	1,387,274				1,490,775				1,387,274	1,490,775
Real estate available and held for sale	237,531				286,115				237,531	286,115
Total real estate	1,624,805				1,776,890				1,624,805	1,776,890
Land and development, net	945,565				1,001,963				945,565	1,001,963
Loans receivable and other lending investments, net	1,450,439				1,601,985				1,450,439	1,601,985
Other investments	214,406				254,172				214,406	254,172
Total portfolio assets	4,235,215				4,635,010				4,235,215	4,635,010
Cash and other assets	590,299				962,782				590,299	962,782
Total assets	4,825,514				5,597,792				4,825,514	5,597,792
Stock-based compensation expense									10,889	12,013	13,314
Land and Development
Segment Reporting
Income from sales of real estate									26,333	32,834	2,351
Operating Segments | Real Estate Finance
Segment Reporting
Operating lease income									0	0	0
Interest income									129,153	134,687	122,704
Other income									4,658	9,737	21,217
Land development revenue									0	0	0
Earnings (loss) from equity method investments									0	0	0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									0	0	0
Income from sales of real estate									0	0	0
Total revenue and other earnings									133,811	144,424	143,921
Real estate expense									0	0	0
Land development cost of sales									0	0	0
Other expense									(2,719)	(2,291)	(243)
Allocated interest expense									(57,787)	(57,109)	(58,043)
Allocated general and administrative									(15,311)	(13,128)	(13,211)
Segment profit (loss)									57,994	71,896	72,424
(Recovery of) provision for loan losses									(12,514)	36,567	(1,714)
Impairment of assets									0	0	0
Depreciation and amortization									0	0	0
Capitalized expenditures									0	0	0
Real estate, net	0				0				0	0
Real estate available and held for sale	0				0				0	0
Total real estate	0				0				0	0
Land and development, net	0				0				0	0
Loans receivable and other lending investments, net	1,450,439				1,601,985				1,450,439	1,601,985
Other investments	0				0				0	0
Total portfolio assets	1,450,439				1,601,985				1,450,439	1,601,985
Total assets
Operating Segments | Net Lease
Segment Reporting
Operating lease income									126,164	132,968	138,506
Interest income									0	0	0
Other income									1,632	350	987
Land development revenue									0	0	0
Earnings (loss) from equity method investments									3,567	5,221	3,260
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									18,270	15,077	13,122
Income from sales of real estate									21,138	40,082	6,206
Total revenue and other earnings									170,771	193,698	162,081
Real estate expense									(18,158)	(21,614)	(22,407)
Land development cost of sales									0	0	0
Other expense									0	0	0
Allocated interest expense									(65,880)	(66,504)	(72,089)
Allocated general and administrative									(17,585)	(15,569)	(16,603)
Segment profit (loss)									69,148	90,011	50,982
(Recovery of) provision for loan losses									0	0	0
Impairment of assets									4,829	0	3,689
Depreciation and amortization									31,380	34,936	35,645
Capitalized expenditures									3,667	4,195	3,933
Real estate, net	911,112				1,009,271				911,112	1,009,271
Real estate available and held for sale	155,051				148,841				155,051	148,841
Total real estate	1,066,163				1,158,112				1,066,163	1,158,112
Land and development, net	0				0				0	0
Loans receivable and other lending investments, net	0				0				0	0
Other investments	92,669				69,096				92,669	69,096
Total portfolio assets	1,158,832				1,227,208				1,158,832	1,227,208
Total assets
Operating Segments | Operating Properties
Segment Reporting
Operating lease income									64,593	77,454	90,331
Interest income									0	0	0
Other income									33,216	34,637	42,000
Land development revenue									0	0	0
Earnings (loss) from equity method investments									33,863	1,663	1,669
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									0	0	0
Income from sales of real estate									75,357	53,734	83,737
Total revenue and other earnings									207,029	167,488	217,737
Real estate expense									(82,401)	(95,888)	(113,504)
Land development cost of sales									0	0	0
Other expense									0	0	0
Allocated interest expense									(23,156)	(28,014)	(39,535)
Allocated general and administrative									(6,574)	(6,988)	(9,608)
Segment profit (loss)									94,898	36,598	55,090
(Recovery of) provision for loan losses									0	0	0
Impairment of assets									5,855	5,935	8,131
Depreciation and amortization									17,887	24,548	32,142
Capitalized expenditures									56,784	84,103	61,186
Real estate, net	476,162				481,504				476,162	481,504
Real estate available and held for sale	82,480				137,274				82,480	137,274
Total real estate	558,642				618,778				558,642	618,778
Land and development, net	0				0				0	0
Loans receivable and other lending investments, net	0				0				0	0
Other investments	3,583				11,124				3,583	11,124
Total portfolio assets	562,225				629,902				562,225	629,902
Total assets
Operating Segments | Land and Development
Segment Reporting
Operating lease income									423	785	835
Interest income									0	0	0
Other income									3,170	1,219	3,327
Land development revenue									88,340	100,216	15,191
Earnings (loss) from equity method investments									30,012	16,683	14,966
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									0	0	0
Income from sales of real estate									8,801	0	0
Total revenue and other earnings									130,746	118,903	34,319
Real estate expense									(36,963)	(29,007)	(26,918)
Land development cost of sales									(62,007)	(67,382)	(12,840)
Other expense									0	0	0
Allocated interest expense									(34,888)	(32,087)	(29,432)
Allocated general and administrative									(13,693)	(11,488)	(13,062)
Segment profit (loss)									(16,805)	(21,061)	(47,933)
(Recovery of) provision for loan losses									0	0	0
Impairment of assets									3,800	4,589	22,814
Depreciation and amortization									1,296	1,422	1,440
Capitalized expenditures									109,548	94,971	80,119
Real estate, net	0				0				0	0
Real estate available and held for sale	0				0				0	0
Total real estate	0				0				0	0
Land and development, net	945,565				1,001,963				945,565	1,001,963
Loans receivable and other lending investments, net	0				0				0	0
Other investments	84,804				100,419				84,804	100,419
Total portfolio assets	1,030,369				1,102,382				1,030,369	1,102,382
Total assets
Corporate, Non-Segment [Member]
Segment Reporting
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									0	0	0
Corporate/Other
Segment Reporting
Operating lease income									0	0	0
Interest income									0	0	0
Other income									3,838	3,981	10,052
Land development revenue									0	0	0
Earnings (loss) from equity method investments									9,907	8,586	75,010
Income from sales of real estate									0	0	0
Total revenue and other earnings									13,745	12,567	85,062
Real estate expense									0	0	0
Land development cost of sales									0	0	0
Other expense									(3,164)	(4,083)	(6,097)
Allocated interest expense									(39,687)	(40,925)	(25,384)
Allocated general and administrative									(19,975)	(22,091)	(22,489)
Segment profit (loss)									(49,081)	(54,532)	31,092
(Recovery of) provision for loan losses									0	0	0
Impairment of assets									0	0	0
Depreciation and amortization									1,097	1,139	1,148
Capitalized expenditures									0	0	$ 0
Real estate, net	0				0				0	0
Real estate available and held for sale	0				0				0	0
Total real estate	0				0				0	0
Land and development, net	0				0				0	0
Loans receivable and other lending investments, net	0				0				0	0
Other investments	33,350				73,533				33,350	73,533
Total portfolio assets	$ 33,350				73,533				$ 33,350	73,533
Total assets